Cover	Jul. 05, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 05, 2022
Entity File Number	001-41286
Entity Registrant Name	VIVAKOR, INC.
Entity Central Index Key	0001450704
Entity Tax Identification Number	26-2178141
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	4101 North Thanksgiving Way
Entity Address, City or Town	Lehi
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84043
City Area Code	(949)
Local Phone Number	281-2606
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	VIVK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false